Employee benefits - Net defined benefit obligations - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	€ 2,337	€ 2,771	€ 3,270
Total-closing balance	3,199	2,337	2,771
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	2,812	3,229	3,684
Service cost	1,379	150	146
Net interest on the defined benefit liability	15	17	27
Actuarial losses/(gains) arising from changes of assumptions	(5)	102	82
(Gains)/Losses arising from experience	(47)	(121)	(43)
Benefits paid	(439)	(555)	(687)
Translation adjustment and other	25	(11)	20
Total-closing balance	3,740	2,812	3,229
Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	(76)	63	€ 182
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	56
Total-closing balance	10	56
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	529
Service cost	0
Net interest on the defined benefit liability	5
Actuarial losses/(gains) arising from changes of assumptions	9
(Gains)/Losses arising from experience	7
Benefits paid	(23)
Translation adjustment and other	23
Total-closing balance	550	529
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	(24)
Capital Based Defined Benefit Plans [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	858
Total-closing balance	855	858
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	859
Service cost	63
Net interest on the defined benefit liability	11
Actuarial losses/(gains) arising from changes of assumptions	(41)
(Gains)/Losses arising from experience	6
Benefits paid	(44)
Translation adjustment and other	2
Total-closing balance	856	859
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	(51)
Other Post-Employment Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	17
Total-closing balance	16	17
Other Post-Employment Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	17
Service cost	0
Net interest on the defined benefit liability	0
Actuarial losses/(gains) arising from changes of assumptions	0
Benefits paid	(1)
Translation adjustment and other	0
Total-closing balance	16	17
Other Post-Employment Benefits [Member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	0
French part-time for seniors plans [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	802
Total-closing balance	1,720	802
French part-time for seniors plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	802
Service cost	1,242
Net interest on the defined benefit liability	(2)
Actuarial losses/(gains) arising from changes of assumptions	27
(Gains)/Losses arising from experience	(59)
Benefits paid	(290)
Translation adjustment and other	0
Total-closing balance	1,720	802
French part-time for seniors plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	(1)
Other Long-Term Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	605
Total-closing balance	598	605
Other Long-Term Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	605
Service cost	74
Net interest on the defined benefit liability	0
Actuarial losses/(gains) arising from changes of assumptions	0
(Gains)/Losses arising from experience	(1)
Benefits paid	(81)
Translation adjustment and other	0
Total-closing balance	598	€ 605
Other Long-Term Benefits [Member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions	€ 0